Income Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carried forwards	$ 2,143,479	$ 2,049,940
Allowance for credit losses	443,892	285,658
Write-down of inventories	475,518	152,776
Lease liabilities	1,097,149	1,311,830
Others	97,320	77,379
Deferred tax assets	4,257,358	3,877,583
Valuation allowance	(682,322)	(1,414,090)	$ (733,726)
Deferred tax assets, net of valuation allowance	3,575,036	2,463,493
Deferred tax liabilities:
Right-of-use assets	935,080	1,167,759
Property, plant and equipment	392,684	439,166
Intangible assets	546,982	452,084
Others	7,488	23,592
Deferred tax liabilities	1,882,234	2,082,601
Deferred tax assets, net	$ 1,692,802	$ 380,892